Offerings	Sep. 11, 2024 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0005 per share
Fee Rate	0.01476%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt securities
Fee Rate	0.01476%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01476%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Purchase contracts
Fee Rate	0.01476%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01476%
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 400,000,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 59,040.00
Offering Note	(1) There are being registered hereunder an unspecified number or aggregate principal amount (as applicable) of the registrant's Class A ordinary shares, par value $0.0005 per share ("Class A Ordinary Shares"), debt securities, warrants, purchase contracts and units as may from time to time be offered at unspecified prices, with the maximum aggregate offering price of such securities not to exceed $400,000,000. In addition, an unspecified number of additional Class A Ordinary Shares is being registered as may be issued from time to time upon conversion of any debt securities that are convertible into Class A Ordinary Shares or pursuant to any anti-dilution adjustments with respect to any such convertible debt securities. The Class A Ordinary Shares being registered hereunder also include rights to acquire Class A Ordinary Shares under any shareholder rights plan then in effect, if applicable under the terms of any such plan. The proposed maximum aggregate offering price of each class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of securities pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). The maximum aggregate offering price indicated above is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. No separate consideration will be received for Class A Ordinary Shares that are issued upon conversion of debt securities or upon exercise of warrants registered hereunder.